UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2011

1.814096.106

CTM-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value
Connecticut - 78.4%
Avon Gen. Oblig. BAN 1.5% 11/1/11	$ 6,000,000	$ 6,045,715
Berlin Gen. Oblig. BAN 1.5% 6/1/11	10,303,000	10,333,624
Bethel Gen. Oblig. BAN 1.25% 8/25/11	2,600,000	2,610,709
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.23%, LOC Citibank NA, VRDN (a)	8,285,000	8,285,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.) Series 1990, 0.23%, LOC HSBC Bank USA, NA, VRDN (a)	15,600,000	15,600,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.35%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Bonds (New England Pwr. Co. Proj.) 0.75% tender 3/1/11, CP mode	7,300,000	7,300,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.55%, LOC RBS Citizens NA, VRDN (a)(d)	4,710,000	4,710,000
Series 2004 B, 0.55%, LOC RBS Citizens NA, VRDN (a)	2,425,000	2,425,000
Connecticut Gen. Oblig.:
Bonds:
(Econ. Recovery Proj.) Series 2009 D, 5% 1/1/12	1,750,000	1,816,463
Series 2002 D, 5.25% 11/15/11	1,000,000	1,034,190
Series 2002 E, 5.5% 11/15/11	3,100,000	3,212,136
Series 2004 B, 5% 6/1/11	5,750,000	5,817,682
Series 2004 C, 5% 4/1/11	1,000,000	1,003,856
Series 2004 D, 5% 12/1/11	810,000	837,779
Series 2006 F, 5% 12/1/11	1,500,000	1,551,591
Series 2007 E, 5% 3/15/11	15,700,000	15,728,318
Series 2009 A:
3% 1/1/12	2,750,000	2,809,321
5% 1/1/12	32,780,000	34,038,553
Series 2010 B, 1.5% 6/1/11	17,200,000	17,247,933
BAN:
Series 2009 B, 4% 6/1/11	39,900,000	40,264,207
Series 2010 A, 2% 5/19/11	17,300,000	17,357,855
Participating VRDN Series ROC II R 11908, 0.26% (Liquidity Facility Citibank NA) (a)(e)	3,470,000	3,470,000
Series 2004 A, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	59,290,000	59,290,000
Series 2005 A1, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	66,255,000	66,255,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale-New Haven Hosp. Proj.) Series M, 3% 7/1/11	2,565,000	2,582,531
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1080, 0.33% (Liquidity Facility Bank of America NA) (a)(e)	$ 13,114,000	$ 13,114,000
Series BBT 08 17, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,205,000	7,205,000
Series BBT 08 32, 0.25% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,960,000	3,960,000
(Avon Old Farms Proj.):
Series A, 0.43%, LOC Bank of America NA, VRDN (a)	15,735,000	15,735,000
Series B, 0.43%, LOC Bank of America NA, VRDN (a)	5,620,000	5,620,000
(Bradley Health Care, Inc. Proj.) Series B, 0.25%, LOC Bank of America NA, VRDN (a)	11,805,000	11,805,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.49%, LOC Bank of America NA, VRDN (a)	2,840,000	2,840,000
(Choate Rosemary Hall Proj.) Series D, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	9,220,000	9,220,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.24%, LOC TD Banknorth, NA, VRDN (a)	8,145,000	8,145,000
(Gaylord Hosp. Proj.) Series B, 0.29%, LOC Bank of America NA, VRDN (a)	17,975,000	17,975,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	11,000,000	11,000,000
(Greenwich Academy Proj.) Series C, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	1,085,000	1,085,000
(Greenwich Hosp. Proj.) Series C, 0.22%, LOC Bank of America NA, VRDN (a)	24,505,000	24,505,000
(Griffin Hosp. Proj.) Series C, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 0.36%, LOC RBS Citizens NA, VRDN (a)	11,535,000	11,535,000
(Hartford Hosp. Proj.) Series B, 0.29%, LOC Bank of America NA, VRDN (a)	23,475,000	23,475,000
(Health Care Cap. Asset Prog.):
Series A1, 0.29%, LOC Bank of America NA, VRDN (a)	20,660,000	20,660,000
Series B1, 0.29%, LOC Bank of America NA, VRDN (a)	30,000,000	30,000,000
(Hosp. for Spl. Care Proj.) Series E, 0.24%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	7,000,000	7,000,000
(Hosp. of Central Connecticut Proj.) Series A, 0.24%, LOC Bank of America NA, VRDN (a)	28,375,000	28,375,000
(Masonicare Corp. Proj.):
Series C, 0.24%, LOC Wells Fargo Bank NA, VRDN (a)	46,305,000	46,305,000
Series D, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	7,865,000	7,865,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Pomfret School Issue Proj.) Series A, 0.49%, LOC Bank of America NA, VRDN (a)	$ 4,775,000	$ 4,775,000
(Ridgefield Academy Proj.) Series A, 0.24%, LOC TD Banknorth, NA, VRDN (a)	11,025,000	11,025,000
(Sacred Heart Univ. Proj.) Series F, 0.29%, LOC Bank of America NA, VRDN (a)	19,845,000	19,845,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	148,590,000	148,590,000
(The Taft School Proj.) Series H, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	9,115,000	9,115,000
(United Methodist Home Proj.) Series 2001 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	1,200,000	1,200,000
(Wesleyan Univ. Proj.) Series H, 0.21%, VRDN (a)	19,855,000	19,855,000
(Yale-New Haven Hosp. Proj.) Series L2, 0.22%, LOC Bank of America NA, VRDN (a)	13,850,000	13,850,000
Bonds:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (a)	325,000	332,443
(Yale Univ. Proj.):
Series S-1, 0.31% tender 4/8/11, CP mode	4,000,000	4,000,000
Series S1:
0.28% tender 3/17/11, CP mode	3,000,000	3,000,000
0.28% tender 4/8/11, CP mode	4,335,000	4,335,000
0.28% tender 4/8/11, CP mode	15,900,000	15,900,000
0.32% tender 3/1/11, CP mode	6,000,000	6,000,000
Series S2:
0.28% tender 4/6/11, CP mode	11,060,000	11,060,000
0.28% tender 4/7/11, CP mode	1,000,000	1,000,000
0.28% tender 4/7/11, CP mode	1,000,000	1,000,000
Participating VRDN:
Series EGL 02 6027 Class A, 0.26% (Liquidity Facility Citibank NA) (a)(e)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.26% (Liquidity Facility Citibank NA) (a)(e)	37,500,000	37,500,000
Series Floaters 13 TP, 0.26% (Liquidity Facility Wells Fargo & Co.) (a)(e)	14,600,000	14,600,000
Series ROC II R 11854, 0.27% (Liquidity Facility Citibank NA) (a)(e)	10,710,000	10,710,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 25,855,000	$ 25,855,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2010, 0.22%, LOC HSBC Bank USA, NA, VRDN (a)	5,000,000	5,000,000
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.32% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	5,370,000	5,370,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.31% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	13,512,000	13,512,000
Series 1990 C, 0.31% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	1,135,000	1,135,000
Series 2000 B3, 0.31% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	8,185,000	8,185,000
Series 2001 D3, 0.31% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	4,900,000	4,900,000
Series 2002 A3, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	2,910,000	2,910,000
Series 2002 F2, 0.32% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	21,235,000	21,235,000
Series 2005 D4, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	3,915,000	3,915,000
Series 2005 E4, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	4,180,000	4,180,000
Series 2006 B1, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	9,935,000	9,935,000
Series 2009 C2, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	8,500,000	8,500,000
Connecticut Resource Recovery Auth. Resource Recovery Rev. Bonds (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 2% 11/15/11 (d)	4,990,000	5,044,628
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 A, 3% 12/1/11	1,500,000	1,529,377
Series 2010 A, 2% 11/1/11	18,245,000	18,447,030
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2008 A, 5% 2/1/12	1,085,000	1,130,851
Danbury Gen. Oblig. Bonds 5% 8/1/11	1,000,000	1,019,652
Greenwich Gen. Oblig. Bonds Series 2011, 2% 1/15/12	5,325,000	5,400,353
Hartford County Metropolitan District Gen. Oblig. Bonds Series 2010, 3% 7/15/11	1,000,000	1,009,965
Milford Gen. Oblig. BAN:
Series A, 1% 5/3/11	10,585,000	10,597,855
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Milford Gen. Oblig. BAN: - continued
Series B, 1.5% 11/3/11	$ 5,515,000	$ 5,556,989
North Branford Gen. Oblig. BAN 1.5% 11/8/11	4,233,000	4,264,708
Oxford Gen. Oblig. BAN 1.25% 7/27/11	3,907,000	3,918,183
Plymouth Gen. Oblig. BAN 1.5% 8/25/11	5,080,000	5,106,975
Southington Gen. Oblig. BAN 1.5% 3/2/11	10,000,000	10,000,301
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.25%, LOC Freddie Mac, VRDN (a)(d)	30,095,000	30,095,000
Trumbull Gen. Oblig. BAN 1.25% 9/8/11	23,310,000	23,421,795
Univ. of Connecticut Participating VRDN Series ROC II R 11921, 0.26% (Liquidity Facility Citibank NA) (a)(e)	2,860,000	2,860,000
Waterford Gen. Oblig. BAN 1.5% 8/11/11	33,000,000	33,171,714
Watertown Gen. Oblig. BAN 1.25% 3/30/11	15,500,000	15,511,187
		1,321,642,469
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds 0.85% tender 3/30/11, CP mode (d)	2,400,000	2,400,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.36%, LOC RBS Citizens NA, VRDN (a)	4,500,000	4,500,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,650,000	2,650,000
Puerto Rico - 4.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	21,300,000	21,300,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A8, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	2,500,000	2,500,000
Series 2007 A9, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	32,390,000	32,390,000
Series 2008 B, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	16,600,000	16,600,000
		72,790,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.35% tender 3/4/11, CP mode (d)	5,000,000	5,000,000
Municipal Securities - continued
	Shares	Value
Other - 14.0%
Fidelity Municipal Cash Central Fund, 0.25% (b)(c)	236,210,000	$ 236,210,000
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,645,192,469)		1,645,192,469
NET OTHER ASSETS (LIABILITIES) - 2.5%		41,345,916
NET ASSETS - 100%		$ 1,686,538,385
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 157,097
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $1,645,192,469.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

February 28, 2011

1.814103.106

SNJ-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value
Florida - 2.4%
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.24%, LOC Bank of Scotland PLC, VRDN (a)	$ 17,375,000	$ 17,375,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 3/9/11, CP mode	1,500,000	1,500,000
New Jersey - 67.5%
Avalon Borough Gen. Oblig. BAN 1.5% 8/12/11	5,225,000	5,244,586
Bergen County Gen. Oblig. Bonds Series 2010 A, 2.5% 11/1/11	1,925,000	1,951,379
Chatham Township Gen. Oblig. BAN 1.5% 7/22/11	5,813,250	5,834,992
Clark Township Gen. Oblig. BAN 1.5% 3/25/11	8,810,000	8,815,530
East Brunswick Township Gen. Oblig. BAN 1.5% 10/5/11	11,747,000	11,806,917
Englewood Gen. Oblig. BAN:
Series 2010 B, 1.5% 5/6/11	6,448,721	6,460,437
Series 2010 C, 1.5% 5/6/11	2,752,540	2,756,597
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,190,000	4,190,000
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.09%, VRDN (a)	1,100,000	1,100,000
Hudson County Impt. Auth. Rev.:
(Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.23%, LOC Bank of New York, New York, VRDN (a)	29,755,000	29,755,000
BAN Series 2010 D1, 1.5% 7/1/11	6,100,000	6,115,577
Lawrence BAN 1.5% 7/28/11	3,805,000	3,814,382
Middlesex County Gen. Oblig. Bonds Series 2010, 2% 12/15/11	1,460,000	1,477,272
Neptune Township Gen. Oblig. BAN 1.25% 9/15/11	2,595,000	2,599,758
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.21%, LOC Bank of New York, New York, VRDN (a)	15,400,000	15,400,000
Series 2003 A2, 0.21%, LOC Bank of New York, New York, VRDN (a)	22,250,000	22,250,000
Series 2003 A3, 0.21%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	1,500,000	1,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Svcs.) Series 1995, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	3,135,000	3,135,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.23%, LOC Citibank NA, VRDN (a)	22,100,000	22,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.09%, VRDN (a)	$ 3,900,000	$ 3,900,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	7,335,000	7,335,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2001 A, 5.5% 6/15/11	5,125,000	5,201,827
(Applewood Estates Proj.) Series 2005 B, 0.21%, LOC TD Banknorth, NA, VRDN (a)	4,900,000	4,900,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	4,585,000	4,585,000
(The Hun School of Princeton Proj.) 4.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,575,000	1,575,000
Series 2008 V1, 0.2%, LOC Barclays Bank PLC, VRDN (a)	500,000	500,000
Series 2008 V2, 0.28%, LOC Dexia Cr. Local de France, VRDN (a)	5,700,000	5,700,000
Series 2008 V4, 0.28%, LOC Bank of America NA, VRDN (a)	9,030,000	9,030,000
Series 2008 X, 0.23%, LOC Bank of America NA, VRDN (a)	8,015,000	8,015,000
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 0.19%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	13,100,000	13,100,000
Series 2006 R3, 0.19%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	2,800,000	2,800,000
New Jersey Edl. Facilities Auth. Rev. (Seton Hall Univ. Proj.) Series 2008 D, 0.21%, LOC TD Banknorth, NA, VRDN (a)	8,115,000	8,115,000
New Jersey Gen. Oblig.:
Bonds:
Series 2002 J, 5% 7/15/11	2,700,000	2,746,022
Series 2005 N, 5.25% 7/15/11	1,700,000	1,731,608
Series F:
5.5% 8/1/11	1,000,000	1,021,271
5.5% 8/1/11	1,000,000	1,021,408
Bonds Series Putters 3810, 0.31%, tender 4/5/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	9,000,000	9,000,000
Participating VRDN Series Putters 3808, 0.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,385,000	3,385,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	5,355,000	5,355,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(AHS Hosp. Corp. Proj.):
Series 2008 C, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	$ 13,100,000	$ 13,100,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	4,605,000	4,605,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	5,595,000	5,595,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	17,635,000	17,635,000
Series 2006 A5, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	10,290,000	10,290,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	7,195,000	7,195,000
Series 2004, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	7,700,000	7,700,000
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	1,300,000	1,300,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.21%, LOC TD Banknorth, NA, VRDN (a)	16,935,000	16,935,000
(Virtua Health Proj.):
Series 2009 B, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Series 2009 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	4,150,000	4,150,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-2, 0.31%, LOC Dexia Cr. Local de France, VRDN (a)	4,490,000	4,490,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.) Series 2005 P, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	500,000	500,000
Series 2008 BB:
0.21% (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,000,000	4,000,000
0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	15,100,000	15,100,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,860,000	10,860,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	15,500,000	15,500,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2009 B, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 11,000,000	$ 11,000,000
Series 2009 D, 0.21%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,435,000	10,435,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	5,150,000	5,150,000
Series 2009 D, 0.24%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	24,300,000	24,300,000
New Jersey Transit Corp. Ctfs. of Prtn. Bonds Series 2000 B, 5.5% 9/15/11	5,000,000	5,127,711
Passaic County Gen. Oblig. Bonds Series 2010, 2% 3/15/11	1,620,000	1,620,680
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.26%, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
South River Borough Gen. Oblig. BAN 1.5% 12/20/11	3,913,000	3,934,870
Sparta Township Gen. Oblig. BAN Series 2011 B, 1% 4/29/11	1,530,000	1,531,467
Summit Gen. Oblig. BAN 1.5% 1/20/12	2,189,500	2,205,369
Union County Gen. Oblig. BAN 2% 7/1/11	5,900,000	5,930,015
Washington Township Gen. Oblig. BAN 1% 10/31/11	3,233,000	3,240,762
		481,155,437
New Jersey/Pennsylvania - 6.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 B1, 0.28%, LOC Dexia Cr. Local de France, VRDN (a)	2,400,000	2,400,000
Series 2007 B2, 0.28%, LOC Dexia Cr. Local de France, VRDN (a)	4,400,000	4,400,000
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (a)	18,500,000	18,500,000
Series 2008 B, 0.19%, LOC TD Banknorth, NA, VRDN (a)	18,130,000	18,130,000
		43,430,000
New York & New Jersey - 6.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,345,000	6,345,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3647, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,770,000	$ 1,770,000
Series ROC II R 11793, 0.27% (Liquidity Facility Citibank NA) (a)(d)	7,375,000	7,375,000
Series 1992 2, 0.31%, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 0.31%, VRDN (a)(e)	8,900,000	8,900,000
Series 1997 2, 0.31%, VRDN (a)(e)	10,400,000	10,400,000
Series B, 0.35% 8/4/11, CP	1,800,000	1,800,000
		43,490,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.54%, VRDN (a)	1,800,000	1,800,000
Puerto Rico - 4.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,800,000	3,800,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A8, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Series 2008 B, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	24,785,000	24,785,000
		31,585,000
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.6% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	2,800,000	2,800,000
	Shares
Other - 11.7%
Fidelity Tax-Free Cash Central Fund, 0.23% (b)(c)	83,159,000	83,159,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $706,294,437)		706,294,437
NET OTHER ASSETS (LIABILITIES) - 0.9%		6,255,543
NET ASSETS - 100%		$ 712,549,980
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,200,000 or 4.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series Putters 3810, 0.31%, tender 4/5/11 (Liquidity Facility JPMorgan Chase & Co.)	2/22/11	$ 9,000,000
Port Auth. of New York & New Jersey:
Series 1992 2, 0.31%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 0.31%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 0.31%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 45,658
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $706,294,437.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2011

1.814343.106

NJS-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.0%
	Principal Amount	Value
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.21%, LOC TD Banknorth, NA, VRDN (a)	$ 6,200,000	$ 6,200,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.38%, VRDN (a)(d)	8,000,000	8,000,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds 0.85% tender 3/30/11, CP mode (d)	3,000,000	3,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.8% tender 3/18/11, CP mode	3,740,000	3,740,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	550,000	550,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,900,000	2,900,000
		3,450,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 3/9/11, CP mode	3,800,000	3,800,000
New Jersey - 65.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.25%, LOC Fannie Mae, VRDN (a)(d)	21,000,000	21,000,000
Burlington County Bridge Commission Rev. BAN 2% 10/11/11	4,745,000	4,787,472
Burlington County Gen. Oblig. Bonds Series 2009, 2% 7/15/11	1,000,000	1,005,659
Camden County Impt. Auth. Lease Rev. Bonds (Cooper Med. School of Rowan Univ. Proj.) Series 2010 B, 1.5% 7/1/11	4,915,000	4,922,359
Camden County Impt. Auth. Rev.:
(Parkview Redev. Hsg. Proj.) 0.22%, LOC Fannie Mae, VRDN (a)(d)	900,000	900,000
BAN (County Cap. Prog.) Series 2010 A2, 1.5% 12/28/11	6,120,000	6,163,769
Carteret Gen. Oblig. BAN 1.5% 10/21/11	11,912,163	11,973,563
Cliffside Park Gen. Oblig. BAN Series 2010 E, 1% 3/25/11	7,600,000	7,602,722
Cranbury Township Gen. Oblig. BAN 1.25% 1/13/12	5,669,545	5,702,433
Denville Township BAN 1.5% 4/8/11	2,262,650	2,264,780
Englewood Gen. Oblig. BAN Series 2010 B, 1.5% 5/6/11	15,800,000	15,828,706
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.23%, LOC Freddie Mac, VRDN (a)	$ 4,000,000	$ 4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Haddonfield BAN 1.5% 7/22/11	5,281,000	5,298,469
Hopewell Township Gen. Oblig. BAN 1.5% 4/15/11	4,560,750	4,566,170
Hudson County Impt. Auth. Rev.:
(Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.23%, LOC Bank of New York, New York, VRDN (a)	38,320,000	38,320,000
BAN Series 2010 D1, 1.5% 7/1/11	15,638,667	15,678,603
Long Beach Township Gen. Oblig. BAN Series 2010 A, 1% 4/1/11	5,744,600	5,746,609
Mahwah Township Gen. Oblig. BAN 1.5% 6/10/11	5,008,500	5,021,444
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Millburn Township Gen. Oblig. BAN:
1.5% 1/13/12	2,940,288	2,960,632
2% 2/10/12	5,669,093	5,735,730
Millstone Township Gen. Oblig. BAN 1.5% 3/16/11	7,461,688	7,463,785
Morris County Gen. Oblig. Bonds Series 2007, 4.125% 8/15/11	500,000	508,609
Morris Plains BAN 1.5% 7/22/11	3,395,000	3,406,226
Neptune Township Gen. Oblig. BAN 1.25% 9/15/11	7,400,000	7,413,569
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.21%, LOC Bank of New York, New York, VRDN (a)	18,050,000	18,050,000
Series 2003 A2, 0.21%, LOC Bank of New York, New York, VRDN (a)	23,700,000	23,700,000
Series 2003 A4, 0.21%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,700,000	4,700,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,685,000	2,685,000
Participating VRDN Series Floaters 3032, 0.26% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,650,000	7,650,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,235,000	5,235,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Bonds (Keystone Urban Renewal Proj.) Series 1992:
0.32% tender 3/31/11, LOC BNP Paribas SA, CP mode (d)	$ 1,075,000	$ 1,075,000
0.34% tender 5/6/11, LOC BNP Paribas SA, CP mode (d)	2,800,000	2,800,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.21%, LOC TD Banknorth, NA, VRDN (a)	24,830,000	24,830,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.19%, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
(LPS Inds. Proj.) 0.42%, LOC Wells Fargo Bank NA, VRDN (a)(d)	4,760,000	4,760,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	13,395,000	13,395,000
Series 2008 V1, 0.2%, LOC Barclays Bank PLC, VRDN (a)	2,370,000	2,370,000
Series 2008 V4, 0.28%, LOC Bank of America NA, VRDN (a)	4,570,000	4,570,000
Series 2008 X, 0.23%, LOC Bank of America NA, VRDN (a)	7,435,000	7,435,000
New Jersey Econ. Dev. Auth. School Rev.:
(Blair Academy Proj.) Series 2007, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	1,955,000	1,955,000
Series 2006 R1, 0.19%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (a)	21,700,000	21,700,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.23%, LOC Citibank NA, VRDN (a)(d)	96,300,000	96,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (a)(d)	19,400,000	19,400,000
Series 2006 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2000 A, 5.5% 9/1/11	1,950,000	2,000,390
Participating VRDN Series BA 08 1045, 0.32% (Liquidity Facility Bank of America NA) (a)(e)	600,000	600,000
(Seton Hall Univ. Proj.) Series 2008 D, 0.21%, LOC TD Banknorth, NA, VRDN (a)	8,290,000	8,290,000
Series 1997 A, 0.28% 4/7/11, CP	4,200,000	4,200,000
New Jersey Envir. Infrastructure Trust Bonds Series 2009 A, 2% 9/1/11	1,000,000	1,008,201
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig. Bonds:
Series Putters 3810, 0.31%, tender 4/5/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	$ 41,000,000	$ 41,000,000
Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	10,000,000	10,000,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (a)	11,200,000	11,200,000
Series 2008 C, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	24,955,000	24,955,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	9,870,000	9,870,000
(East Orange Gen. Hosp. Proj.) Series A2, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,620,000	7,620,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Series 2003 B, 0.25%, LOC Bank of America NA, VRDN (a)	19,310,000	19,310,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	6,670,000	6,670,000
(Princeton HealthCare Sys. Proj.) Series 2010 A, 0.26%, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
(Princeton Healthcare Sys. Proj.) Series 2010 B, 0.19%, LOC TD Banknorth, NA, VRDN (a)	13,705,000	13,705,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2003 A3, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	7,000,000	7,000,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	17,120,000	17,120,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.26%, LOC Bank of America NA, VRDN (a)	23,670,000	23,670,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.22%, LOC TD Banknorth, NA, VRDN (a)	1,400,000	1,400,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	400,000	400,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.21%, LOC TD Banknorth, NA, VRDN (a)	17,815,000	17,815,000
(Virtua Health Proj.):
Series 2009 D, 0.19%, LOC TD Banknorth, NA, VRDN (a)	2,200,000	2,200,000
Series 2009 E, 0.22%, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health, Inc. Proj.) Series 2003 A7, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	$ 3,600,000	$ 3,600,000
Series 2006 A6, 0.25%, LOC Bank of America NA, VRDN (a)	1,890,000	1,890,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.34%, LOC Dexia Cr. Local de France, VRDN (a)(d)	6,970,000	6,970,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	3,245,000	3,245,000
Series 2008 F, 0.28%, LOC Bank of America NA, VRDN (a)(d)	76,125,000	76,125,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	10,625,000	10,625,000
0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	13,690,000	13,690,000
0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	9,875,000	9,875,000
Series 2005 N, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,730,000	8,730,000
Series 2005 O:
0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	7,200,000	7,200,000
0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	300,000	300,000
Series 2005 Q, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	990,000	990,000
Series 2007 V, 0.22% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	66,375,000	66,375,000
Series 2008 Y, 0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	74,930,000	74,930,000
Series 2008 Z, 0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	15,000,000	15,000,000
Series 2008 BB:
0.21% (Liquidity Facility TD Banknorth, NA), VRDN (a)	6,000,000	6,000,000
0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,900,000	1,900,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	16,600,000	16,600,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	38,275,000	38,275,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2009 B, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 23,200,000	$ 23,200,000
Series 2009 C, 0.21%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,600,000	3,600,000
Series 2009 D, 0.21%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	17,665,000	17,665,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Series 2009 D, 0.24%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	86,000,000	86,000,000
New Jersey Transit Corp. Ctfs. of Prtn. Bonds Series 2000 B, 5.5% 9/15/11	5,825,000	5,971,626
North Wildwood Gen. Oblig. BAN 1.5% 12/9/11	6,440,000	6,475,649
Ocean City Gen. Oblig. BAN 1.5% 6/24/11	3,900,000	3,910,375
Ocean Township Gen. Oblig. BAN 1.25% 3/4/11	2,635,900	2,636,009
Paramus School District BAN 1.25% 7/14/11	5,436,000	5,444,620
Ramsey Borough Gen. Oblig. BAN:
1.5% 6/17/11	2,740,000	2,744,496
1.5% 1/19/12	4,845,000	4,873,127
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Saddle River Gen. Oblig. BAN 1.5% 4/1/11	7,315,000	7,321,244
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,400,000	4,400,000
South Jersey Trans. Auth. Trans. Sys. Rev.:
Series 2009 A3, 0.26%, LOC Bank of America NA, VRDN (a)	31,175,000	31,175,000
Series 2009 A4, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
South Plainfield Gen. Oblig. BAN 1.5% 6/29/11	8,384,200	8,402,503
South River Borough Gen. Oblig. BAN 1.5% 12/20/11	10,900,000	10,960,923
Sparta Township Gen. Oblig. BAN:
Series 2011 B, 2% 2/24/12	8,140,150	8,245,405
1.5% 5/27/11	7,231,200	7,247,988
Springfield Township Gen. Oblig. BAN 1.5% 8/12/11	11,361,000	11,410,242
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/11	18,921,411	18,949,106
Tewksbury Township Gen. Oblig. BAN 1.5% 6/22/11	10,549,181	10,582,323
Union County Gen. Oblig. BAN 2% 7/1/11	15,100,000	15,176,817
Vineland Gen. Oblig. 0.27%, LOC Wells Fargo Bank NA, VRDN (a)(d)	8,300,000	8,300,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Watchung Gen. Oblig. BAN 1.5% 2/29/12	$ 4,460,000	$ 4,492,559
West Orange Township Gen. Oblig. BAN:
1.5% 5/2/11	11,834,956	11,855,289
1.5% 10/25/11	4,239,400	4,262,740
		1,424,422,941
New Jersey/Pennsylvania - 1.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.26%, LOC Bank of America NA, VRDN (a)	34,900,000	34,900,000
Series 2008 B, 0.19%, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
		35,900,000
New York & New Jersey - 13.6%
Port Auth. of New York & New Jersey:
Bonds 138th Series, 5% 12/1/11 (d)	2,000,000	2,063,368
Participating VRDN:
Series Austin 07 1017, 0.39% (Liquidity Facility Bank of America NA) (a)(d)(e)	56,980,000	56,980,000
Series BA 08 1066, 0.39% (Liquidity Facility Bank of America NA) (a)(d)(e)	3,540,000	3,540,000
Series BA 08 1067, 0.39% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.39% (Liquidity Facility Bank of America NA) (a)(d)(e)	24,260,000	24,260,000
Series DB 636, 0.28% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	8,700,000	8,700,000
Participating VRDN:
Series EGL 06 107 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series GS 08 31TP, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,515,000	20,515,000
Series Putters 1546, 0.26% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,860,000	3,860,000
Series Putters 2945, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Series Putters 3114, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,190,000	7,190,000
Series Putters 3162, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series Putters 3172, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 13,505,000	$ 13,505,000
Series 1991 1, 0.34%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.34%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.31%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.34%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.34%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.32%, VRDN (a)	10,000,000	10,000,000
Series A:
0.33% 4/6/11, CP (d)	8,035,000	8,035,000
0.34% 6/16/11, CP (d)	7,405,000	7,405,000
0.35% 7/7/11, CP (d)	12,455,000	12,455,000
Series B, 0.35% 8/4/11, CP	5,200,000	5,200,000
		296,883,368
Ohio - 0.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.54%, VRDN (a)	6,000,000	6,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.36%, LOC RBS Citizens NA, VRDN (a)	6,400,000	6,400,000
		12,400,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,300,000	5,300,000
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300,000	4,300,000
Texas - 0.2%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.32%, LOC Dexia Cr. Local de France, VRDN (a)	4,200,000	4,200,000
Municipal Securities - continued
	Shares	Value
Other - 12.9%
Fidelity Municipal Cash Central Fund, 0.25% (b)(c)	281,400,000	$ 281,400,000
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $2,092,996,309)		2,092,996,309
NET OTHER ASSETS (LIABILITIES) - 4.0%		86,890,816
NET ASSETS - 100%		$ 2,179,887,125
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,300,000 or 4.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds:
Series Putters 3810, 0.31%, tender 4/5/11 (Liquidity Facility JPMorgan Chase & Co.)	2/22/11	$ 41,000,000
Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.)	12/6/10	$ 10,000,000
Port Auth. of New York & New Jersey:
Series 1991 1, 0.34%, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 0.34%, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 0.31%, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 0.34%, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 0.34%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 171,120
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2011, the cost of investment securities for income tax purposes was $2,092,996,309.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011